Note 7 - Financial Results	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Results [Abstract]
Note 7 - Financial Results

7            Financial results

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020	2019

Interest Income	38,048	21,625	48,061
Net result on changes in FV of financial assets at FVPL	-	-	(64)
Impairment result on financial assets at FVTOCI	-	(3,238)	-
Finance income (*)	38,048	18,387	47,997
Finance cost	(23,677)	(27,014)	(43,381)
Net foreign exchange transactions results (**)	17,287	(74,422)	27,868
Foreign exchange derivatives contracts results (***)	(7,966)	19,644	(11,616)
Other	(1,026)	(1,590)	(1,585)
Other financial results	8,295	(56,368)	14,667
Net financial results	22,666	(64,995)	19,283

(*)	Finance Income:

In 2021, 2020 and 2019 includes $3.3 million, $6.5 million and $7.6 million of interest related to instruments carried at FVPL, respectively.

In 2021 also includes $18 million of non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries. For more information, see note 6 to these Consolidated Financial Statements.

(**)	Net foreign exchange transactions results:

In 2021 mainly includes the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary, together with the result from the Argentine peso and Japanese yen depreciation against the U.S. dollar on Argentine peso and Japanese yen denominated trade, financial, social, and fiscal payables at subsidiaries with functional currency U.S. dollar.
In 2020 mainly includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by the currency translation adjustment reserve from our Italian subsidiary, together with the negative impact from Brazilian Real depreciation against the U.S. dollar on U.S. dollar denominated intercompany liabilities in subsidiaries with functional currency Brazilian Real, largely offset by the currency translation adjustment reserve from our Brazilian subsidiaries. Also includes the  negative result from the Mexican peso depreciation against the U.S. dollar on peso denominated trade, social, fiscal and financial positions at Mexican subsidiaries with functional currency U.S. dollar.
In 2019 mainly includes the result from the Argentine peso depreciation against the U.S. dollar on peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar.

(***)	Foreign exchange derivatives contracts results:

In 2021 includes mainly losses on derivatives covering net liabilities in Euro and Japanese yen, partially offset by gains on derivatives covering net receivables in Brazilian real.
In 2020 includes mainly gain on derivatives covering net receivables in Mexican peso, Brazilian real and Canadian dollar and net payables in Euro.
In 2019 includes mainly losses on derivatives covering net payables in Argentine peso and Euro and net receivables in Canadian dollar.